Schedule of Components of Cash (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)
Accounting Policies [Abstract]
Bank balances kept in Hong Kong licensed banks	$ 4,425,901	$ 34,446,270		$ 16,037,938
Other monetary funds	191,213	1,488,190		847,482
Cash on hand	2,924	22,755		79,069
Cash	$ 4,620,038	$ 35,957,215	$ 2,183,388	$ 16,964,489